UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               ------------------
Check here if Amendment [_]; Amendment Number:
                                               ------------------

This Amendment (Check only one.): [_]  is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:     Moab Capital Partners, LLC
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 Address:  15 East 62nd Street
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           New York, New York 10065
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Form 13F File Number:   28 - 14318
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael M. Rothenberg
           ---------------------------
Title:     Managing Director
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Phone:     (212) 981-2646
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Signature, Place, and Date of Signing:

 /s/ Michael M. Rothenberg         New York, New York         May 15, 2013
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         [Signature]                [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                         --------------------

Form 13F Information Table Entry Total:       35
                                         --------------------

Form 13F Information Table Value Total:       194,898
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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       Column 1                  Column 2      Column 3       Column 4       Column 5         Column 6            Column 7
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    NAME OF ISSUER            TITLE OF CLASS    CUSIP       VALUE      SHRS OR  SH/   PUT/   INVESTMENT        VOTING AUTHORITY
                                                          (x $1,000)   PRN AMT  PRN   CALL   DISCRETION     SOLE    SHARED     NONE
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
1 800 FLOWERS COM                 CL A         68243Q106   3,908      786,301   SH             SOLE       786,301
AMERCO                            COM          023586100   1,385        7,978   SH             SOLE         7,978
AMERICAN INTL GROUP             COM NEW        026874784     792       20,400   SH             SOLE        20,400
AMERICAN RLTY CAP PPTY            COM          02917T104   9,027      615,309   SH             SOLE       615,309
APPLE INC                         COM          037833100   2,081        4,700   SH             SOLE         4,700
APPLE INC                         COM          037833100   1,771        4,000   SH    CALL     SOLE         4,000
CAPITOL FED FINL INC              COM          14057J101   5,820      482,159   SH             SOLE       482,159
CARRIAGE SVCS INC                 COM          143905107   4,085      192,242   SH             SOLE       192,242
CEDAR FAIR L P               DEPOSITRY UNIT    150185106   3,884       97,659   SH             SOLE        97,659
CHATHAM LODGING TRUST             COM          16208T102   1,327       75,327   SH             SOLE        75,327
CIT GROUP INC                   COM NEW        125581801  10,327      237,504   SH             SOLE       237,504
ENPRO INDS INC                    COM          29355X107   7,944      155,251   SH             SOLE       155,251
ENPRO INDS INC                    COM          29355X107   1,535       30,000   SH    CALL     SOLE        30,000
FIRST CONN BANCORP INC            COM          319850103   2,403      163,154   SH             SOLE       163,154
FORBES ENERGY SVCS LTD            COM          345143101     726      197,391   SH             SOLE       197,391
GREAT LAKE DREDGE & DOCK CO       COM          390607109  13,568    2,016,016   SH             SOLE     2,016,016
ISHARES TRUST                IBOXX INV CPBD    464287242   1,054        8,794   SH             SOLE         8,794
ISHARES TRUST                 RUSSELL 2000     464287655  29,915      316,800   SH    PUT      SOLE       316,800
KRATON PERFORMNCE POLYMERS        COM          50077C106   3,405      145,500   SH             SOLE       145,500
LEHIGH GAS PARTNERS LP       UT LTD PTN INT    524814100   9,498      415,496   SH             SOLE       415,496
LENNAR CORP                       CL B         526057302  21,461      665,258   SH             SOLE       665,258
MAC-GRAY CORP                     COM          554153106  17,023    1,329,918   SH             SOLE     1,329,918
MACQUARIE INFRA CO LLC       MEMBERSHIP INT    55608B105  11,030      204,107   SH             SOLE       204,107
MEDALLION FINL CORP               COM          583928106     972       73,500   SH             SOLE        73,500
NACCO INDS INC                    CL A         629579103   1,388       26,004   SH             SOLE        26,004
NEWFIELD EXPL CO                  COM          651290108   2,735      122,000   SH             SOLE       122,000
PEOPLES FED BANCSHARES            COM          711037101   1,992      104,311   SH             SOLE       104,311
PERCEPTRON INC COM                COM          71361F100   2,079      287,993   SH             SOLE       287,993
SPDR GOLD TRUST                 GOLD SHS       78463V107   3,089       20,000   SH             SOLE        20,000
SUNCOKE ENERGY INC                COM          86722A103   2,129      130,365   SH             SOLE       130,365
SUNCOKE ENERGY PARTNER LP    COMUNIT REP LT    86722Y101   3,503      167,623   SH             SOLE       167,623
SUSSER PETE PARTNERS LP       COM U REP LP     869239103  10,303      317,013   SH             SOLE       317,013
TRONOX INC COM                  SHS CL A       Q9235V101   1,789       90,320   SH             SOLE        90,320
UNITED ONLINE INC                 COM          911268100     792      131,391   SH             SOLE       131,391
VERASTEM INC                      COM          92337C104     159       16,500   SH             SOLE        16,500
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